Document and Entity Information	Apr. 29, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	Fortress Transportation & Infrastructure Investors LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37386
Entity Tax Identification Number	32-0434238
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	798-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001590364
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common shares, $0.01 par value per share
Trading Symbol	FTAI
Security Exchange Name	NYSE
8.25% Fixed-to-Floating Rate Series A Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.25% Fixed-to-Floating Rate Series A Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAI PR A
Security Exchange Name	NYSE
8.00% Fixed-to-Floating Rate Series A Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Fixed-to-Floating Rate Series A Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAI PR B
Security Exchange Name	NYSE
8.25% Fixed Rate Reset Series C Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.25% Fixed Rate Reset Series C Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAI PR C
Security Exchange Name	NYSE